Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2019
Contract With Customer Asset And Liability [Abstract]
Schedule of deferred revenue
	As of December 31,
	2018	2019
Deferred revenue, current	27,191	27,089

Schedule of changes in contract with customer liability balances

Changes in deferred revenue balance for the years ended December 31, 2018 and 2019 were as follows:

	For the years ended December 31,
	2018	2019
Balance at beginning of year	33,037	27,191
Additions to deferred revenue	192,822	260,051
Recognition of deferred revenue as revenues	(197,698)	(259,574)
Exchange differences	(970)	(579)
Balance at end of year	27,191	27,089